Fair Value Measurements - Fair Value Measurement (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	$ 281.0		$ 340.1		$ 353.8
Derivatives	1,174.4		2,374.5		2,660.9
Derivatives	1,320.9		1,944.2		1,955.8
U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,922.7		5,883.7		5,972.5
U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	738.1		724.2		727.8
Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,091.8	[1]	1,190.0	[1]	917.9	[1]
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,577.0		7,667.0		9,048.1
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,425.9		4,946.4		5,485.4
Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,251.0		5,220.5		5,342.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	4,362.5		8,365.4		5,125.4
Assets held in separate accounts	96,993.0		91,928.5		83,976.1
Total assets	106,866.7		105,802.9		94,763.1
Percentage of Level to total	58.70%		57.50%		55.90%
Total liabilities	20.6		217.6		3.3
Measured at fair value on a recurring basis | Level 1 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,251.0		5,220.5		5,342.1
Measured at fair value on a recurring basis | Level 1 | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0	[1]	0	[1]	0	[1]
Measured at fair value on a recurring basis | Level 1 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	216.1		264.2		274.6
Measured at fair value on a recurring basis | Level 1 | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Measured at fair value on a recurring basis | Level 1 | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	[2]	0	[2]	0	[2]
Measured at fair value on a recurring basis | Level 1 | Stabilizer / MCG
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	67,946.6		69,248.9		66,355.0
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	3.9		76.6		161.2
Assets held in separate accounts	5,216.0		5,722.6		4,722.3
Total assets	74,215.5		77,342.8		73,651.8
Percentage of Level to total	40.80%		42.00%		43.40%
Total liabilities	1,365.9		1,843.4		1,850.6
Measured at fair value on a recurring basis | Level 2 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	671.7		663.2		630.4
Measured at fair value on a recurring basis | Level 2 | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	738.1		724.2		727.8
Measured at fair value on a recurring basis | Level 2 | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	36,894.2		36,992.5		33,346.4
Measured at fair value on a recurring basis | Level 2 | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	15,649.2	[1]	15,880.3	[1]	14,906.8	[1]
Measured at fair value on a recurring basis | Level 2 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,460.1		7,592.9		8,861.5
Measured at fair value on a recurring basis | Level 2 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,425.9		4,946.4		5,485.4
Measured at fair value on a recurring basis | Level 2 | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	2,107.4		2,449.4		2,396.7
Measured at fair value on a recurring basis | Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	5.9		20.1		11.6
Measured at fair value on a recurring basis | Level 2 | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Measured at fair value on a recurring basis | Level 2 | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	[2]	0	[2]	0	[2]
Measured at fair value on a recurring basis | Level 2 | Stabilizer / MCG
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	774.4		817.7		972.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	0		0		0
Assets held in separate accounts	19.9		16.3		16.1
Total assets	940.5		965.4		1,270.3
Percentage of Level to total	0.50%		0.50%		0.70%
Total liabilities	2,920.1		3,624.4		4,037.2
Measured at fair value on a recurring basis | Level 3 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 3 | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 3 | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	465.2		524.2		520.6
Measured at fair value on a recurring basis | Level 3 | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	98.7	[1]	104.2	[1]	160.6	[1]
Measured at fair value on a recurring basis | Level 3 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	116.9		74.1		186.6
Measured at fair value on a recurring basis | Level 3 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 3 | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	93.6		115.2		104.5
Measured at fair value on a recurring basis | Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	59.0		55.8		67.6
Measured at fair value on a recurring basis | Level 3 | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,520.6		1,434.3		1,304.9
Measured at fair value on a recurring basis | Level 3 | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,340.8	[2]	2,035.4	[2]	2,272.2	[2]
Measured at fair value on a recurring basis | Level 3 | Stabilizer / MCG
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	28.0		102.0		221.0
Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	73,972.0		75,287.1		72,669.4
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	4,366.4		8,442.0		5,286.6
Assets held in separate accounts	102,228.9		97,667.4		88,714.5
Total assets	182,022.7		184,111.1		169,685.2
Percentage of Level to total	100.00%		100.00%		100.00%
Total liabilities	4,306.6		5,685.4		5,891.1
Measured at fair value on a recurring basis | Fair Value | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,922.7		5,883.7		5,972.5
Measured at fair value on a recurring basis | Fair Value | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	738.1		724.2		727.8
Measured at fair value on a recurring basis | Fair Value | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	37,359.4		37,516.7		33,867.0
Measured at fair value on a recurring basis | Fair Value | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	15,747.9	[1]	15,984.5	[1]	15,067.4	[1]
Measured at fair value on a recurring basis | Fair Value | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,577.0		7,667.0		9,048.1
Measured at fair value on a recurring basis | Fair Value | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,425.9		4,946.4		5,485.4
Measured at fair value on a recurring basis | Fair Value | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	2,201.0		2,564.6		2,501.2
Measured at fair value on a recurring basis | Fair Value | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	281.0		340.1		353.8
Measured at fair value on a recurring basis | Fair Value | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,520.6		1,434.3		1,304.9
Measured at fair value on a recurring basis | Fair Value | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,340.8	[2]	2,035.4	[2]	2,272.2	[2]
Measured at fair value on a recurring basis | Fair Value | Stabilizer / MCG
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	28.0		102.0		221.0
Interest rate contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	15.0		0		18.1
Derivatives	17.8		1.6		0
Interest rate contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	898.5		2,196.5		2,383.5
Derivatives	1,193.5		1,559.8		1,561.8
Interest rate contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Interest rate contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	913.5		2,196.5		2,401.6
Derivatives	1,211.3		1,561.4		1,561.8
Foreign exchange contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Foreign exchange contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	44.0		11.3		12.2
Derivatives	61.9		95.0		134.4
Foreign exchange contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Foreign exchange contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	44.0		11.3		12.2
Derivatives	61.9		95.0		134.4
Equity contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	29.1		24.3		26.8
Derivatives	2.8		216.0		3.3
Equity contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	86.3		55.9		0
Derivatives	14.2		19.1		0
Equity contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	56.5		23.2		42.3
Derivatives	0		0		25.0
Equity contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	171.9		103.4		69.1
Derivatives	17.0		235.1		28.3
Credit contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives			0		0
Derivatives	0		0		0
Credit contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	14.3		10.9		6.0
Derivatives	0		0		17.2
Credit contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	30.7		52.4		172.0
Derivatives	30.7		52.7		214.1
Credit contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	45.0		63.3		178.0
Derivatives	30.7		52.7		231.3
Within reinsurance agreements | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Within reinsurance agreements | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	96.3		169.5		137.2
Within reinsurance agreements | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Within reinsurance agreements | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 96.3		$ 169.5		$ 137.2

[1]	Primarily U.S. dollar denominated.
[2]	Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").